INTANGIBLE ASSETS (Details 2) (CNY)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INTANGIBLE ASSETS
Amortization of intangible assets	7,363,364	7,736,767	8,445,950
Annual estimated amortization expense for intangible assets subject to amortization
2014	3,416,000
2015	3,416,000
2016	3,416,000
2017	3,416,000
2018	3,402,833
Total	17,066,833